Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant Derivative Liability [Member]
OTHER INCOME (EXPENSE):
Gain on revaluation of warrant derivative	$ 0	$ 830,000	$ 995,000
PIK Note Derivative Liability [Member]
OTHER INCOME (EXPENSE):
Gain on revaluation of warrant derivative	5,328,515	1,470,798	(195,000)
REVENUES	507,474	234,221	54,825
Production costs	9,204	49,464	17,244
Exploration costs	4,245,478	4,626,139	4,551,666
General and administrative	4,857,015	5,195,830	8,569,413
Depreciation expense	1,312,585	1,164,366	317,570
Loss from disposition of equipment	0	0	2,482
Total Operating Expenses	10,424,282	11,035,799	13,458,375
Operating Loss	(9,916,808)	(10,801,578)	(13,403,550)
Interest expense, net, including amortization of deferred financing cost and debt discount	(4,567,952)	(1,667,285)	(497,187)
Gain on revaluation of warrant derivative		830,000	995,000
Gain on revaluation of stock awards	0	110,000	44,000
Other expense	(648,892)	(258,252)	(6,789)
Total Other Income	111,671	485,261	340,024
Net loss	$ (9,805,137)	$ (10,316,317)	$ (13,063,526)
Net Loss Per Share (Basic and Diluted) (in dollars per share)	$ (0.10)	$ (0.11)	$ (0.14)
Weighted Average Shares Outstanding (Basic and Diluted) (in shares)	96,033,553	94,895,194	94,303,264